Supplemental Cashflow Information (Schedule of significant non-cash financing and investing transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cashflow Information [abstract]
Acquisition of Roxgold	$ 594,666
Mineral properties, plant and equipment changes in closure and reclamation provision	(3,729)	$ (9,339)
Stock options allocated to share capital upon exercise	136	427
Additions on right of use assets	(2,551)	(2,715)
Fair value of share units allocated to share capital upon settlement	$ 4,468	$ 3,081